May 6, 2015

Securities & Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:       National Variable Life Insurance Account - (“Registrant”)

            Post-Effective Amendment No. 7 to the Registration

            Statement filed on Form N-6 (SEC

File Nos. 333-151535; 811-09044)

Ladies and Gentlemen:

On behalf of National Life Insurance Company (the “Company”) and National Variable Life Insurance Account (the “Account”), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended.  In this regard, we certify that the Prospectus and the Statement of Additional Information for the variable universal life insurance policies offered by the Company through the Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced post-effective amendment (the “Amendment”) to the registration statement on Form N-6 for the Account.  That Amendment was filed electronically with the Commission on May 1, 2015.

If you have any questions or would like further information, please contact me at (802) 229-7410.

Sincerely,

National Variable Life Insurance Account

By:   /s/ Lisa Muller

Lisa Muller

Sr. Counsel

National Life Insurance Company